CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY [Abstract]
Shares issued in business combination		557,621
Payment of Financing and Stock Issuance Costs		$ (212)
Dividends paid per share	$ 0.05		$ 0.16	$ 0.12